Leases	12 Months Ended
Dec. 31, 2025
Right-of-Use Assets and Lease Liability [Abstract]
Leases	37 Leases

	Right-of-use asset
	2025	2024
	$m	$m
As at 1 January	59.9	40.6
Additions during the year	30.2	37.9
Incentive of right-of-use asset	0.1	(8.4)
Adjustment to initial recognition of right of use asset	—	1.2
Depreciation charged to income statement	(1.3)	(10.7)
Impairment of right of use asset	(12.0)	(0.7)
As at 31 December	76.9	59.9

	Lease liability
	2025	2024
	$m	$m
As at 1 January	77.5	52.6
Additions during the year	29.0	37.9
Interest expense charged to income statement	5.3	3.5
Payment of lease liabilities	(18.0)	(15.0)
Foreign exchange revaluation	3.5	(1.5)
Lease incentive	—	—
As at 31 December	97.3	77.5

	Lease liability
	2025	2024
	$m	$m
Current liability	9.9	10.5
Non-current liability	87.4	67.0
As at 31 December	97.3	77.5
Right-of-use assets relate to leasehold buildings. Other operating lease expenses, including service charges, utilities, property insurance and maintenance, amounted to $13.3m (2024: $10.7m). Operating lease expenses for short-term leases amounted to $2.6m (2024: $1.5m).
In 2025, the Group added the 2nd floor to the lease at 155 Bishopsgate, London. The overall liability for Bishopsgate, London is $42.4m (2024: $36.6m). In 2025 the Group did not recognize an impairment on the leases (2024: $0.7m). In the prior year, impairment losses were recognized over 190
South LaSalle, Chicago ($0.3m), Clark Plaza, New Jersey ($0.1m), Patterson Avenue, Virginia ($0.1m),
and 150 Martingale, Chicago ($0.1m).
The weighted average incremental borrowing rate applied to lease liabilities recognized in the statement of financial position as at 31 December 2025 is 6.60% (2024: 6.45%).
The Group has the following leases that have the option of extension at the end of the lease term:
•Asia Square Towers, Singapore – three years;
•ICBC Tower, Hong Kong – three years;
•45th Street, New York – five years;
•88 Philip Street, Sydney -  three years
37      Leases continued
The contractual maturities of lease liabilities as at 31 December are as follows:

	Lease liability
	2025	2024
	$m	$m
1 year	13.1	14.0
1 to 5 years	75.0	52.9
More than 5 years	39.5	37.4
	127.6	104.3
Less: future interest expense	(30.3)	(26.8)
	97.3	77.5